Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Unpaid federal income tax balance owed (in Dollars)		$ 2,200,000
HBC Holdback Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share		4,000
G3 Holdback Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of share	4,000